Cash And Cash Equivalents And Investments (Tables)	12 Months Ended
Dec. 31, 2011
Cash And Cash Equivalents And Investments [Abstract]
Summary Of Cash And Cash Equivalents And Investments By Balance Sheet Classification

Classification on balance sheet	December 31
	2011		2010
	Amortized Cost	Fair Value (1)	Amortized Cost	Fair Value (1)
Cash and cash equivalents	$192,165	$192,165	$356,533	$356,533
Short-term investments	36,688	36,774	90,159	90,284
Long-term investments	24,964	24,832	45,271	45,466

Total cash and cash equivalents and investments	$253,817	$253,771	$491,963	$492,283

(1)	Please refer to Note 16 – Fair Value Measurements for details regarding fair value measurements.

Summary Of Investments By Category

	December 31, 2011
Investment category:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale securities:
US treasury securities	$6,920	$1	$—	$6,921
US agency securities	5,526	25	—	5,551
Corporate notes/bonds	47,600	124	(196)	47,528
Certificates/term deposits	1,606	—	—	1,606

Total investments	$61,652	$150	$(196)	$61,606

	December 31, 2010
Investment category:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale securities:
US treasury securities	$24,463	$48	$—	$24,511
US agency securities	35,331	61	(5)	35,387
Commercial paper	14,980	6	(2)	14,984
Corporate notes/bonds	50,969	214	(2)	51,181
Certificates/term deposits	9,687	—	—	9,687

Total investments	$135,430	$329	$(9)	$135,750